INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2009 Israeli Tax Authorities (ITA) [Member]	Dec. 31, 2012 Israeli Tax Authorities (ITA) [Member]	Dec. 10, 2012 Israeli Tax Authorities (ITA) [Member]	Sep. 16, 2009 Israeli Tax Authorities (ITA) [Member]	Sep. 30, 2009 Israeli Tax Authorities (ITA) [Member] Minimum [Member]	Sep. 30, 2009 Israeli Tax Authorities (ITA) [Member] Maximum [Member]	Dec. 31, 2012 Internal Revenue Service (IRS) [Member]	Apr. 13, 2011 Internal Revenue Service (IRS) [Member]	Apr. 30, 2011 Internal Revenue Service (IRS) [Member] Minimum [Member]	Apr. 30, 2011 Internal Revenue Service (IRS) [Member] Maximum [Member]	Feb. 28, 2011 German Tax Authorities [Member] Minimum [Member]	Dec. 31, 2012 German Tax Authorities [Member] Minimum [Member]	Feb. 28, 2011 German Tax Authorities [Member] Maximum [Member]	Dec. 31, 2012 German Tax Authorities [Member] Maximum [Member]	Dec. 31, 2011 India Tax Authorities [Member]	Dec. 31, 2012 India Tax Authorities [Member]	Jan. 31, 2013 French Tax Authorities [Member] Minimum [Member]	Jan. 31, 2013 French Tax Authorities [Member] Maximum [Member]	Dec. 31, 2012 Hong Kong Tax Authorities [Member] Minimum [Member]	Dec. 31, 2012 Chinese Tax Authorities [Member] Minimum [Member]
Tax Benefits For Encouragement Of Capital Investments
Number of years for which tax benefit from the Encouragement of Capital Investments will be in effect	10
The term of expiration of tax benefits from year in which program commenced operations (in years)	12
The term of expiration of tax benefits from year of approval as an Approved Enterprise (in years)	14
The applicable tax rate for distributions of tax-exempt income	25.00%
Total tax-exempt profits earned under the Approved Enterprises tax program	$ 189,750
Tax assessments
Value of tax payable following tax assessment for the period under examination by the tax authorities		2,100
Income tax examination, year(s) under examination						2000	2003			2007	2009	2004	2008	2007	2010	2008	2009	2007	2009	2005	2006
Income tax examination, liability (refund) adjustment from settlement with Taxing Authority					6,600
Net operating loss carryforwards	233,896		157,173					68,514	51,000
Capital loss carryforwards	35,720		35,720
Operating loss carry forward expiration dates								2032
The value of operating loss carryforwards waived in settlements with Israeli Tax authorities				15,617
The value of capital loss carryforwards waived in settlements with Israeli Tax authorities				$ 6,472